Derivative Instruments and Hedging Activities - Effect of Losses on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivative instruments			$ 88,706	$ 4,353
Total realized and unrealized gain on cross currency swaps	$ (19,232)	$ 20,247	(47,561)	(102,280)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(47,926)	(15,271)	(69,296)	(47,373)
Unrealized gain (loss) on derivative instruments	28,694	35,518	21,735	(54,907)
Total realized and unrealized gain on cross currency swaps	(19,232)	20,247	(47,561)	(102,280)
Not Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(48,974)	(13,507)	(69,936)	(40,989)
Unrealized gain (loss) on derivative instruments	28,465	31,894	19,097	(67,845)
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	1,048	(1,764)	640	(6,384)
Unrealized gain (loss) on derivative instruments	$ 229	$ 3,624	$ 2,638	$ 12,938